Long-Term Debt - Exit credit Facility (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended			4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 11, 2021	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Debt Instrument [Line Items]
Exit Credit Facility								$ 520.0	$ 520.0
LIBOR Floor Rate									1.00%
Instrument amount		$ 2.6	$ 1.3
Financial Designation, Predecessor and Successor [Fixed List]				Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)									7.50%
First out term loan facility
Debt Instrument [Line Items]
Exit Credit Facility								$ 110.0	$ 110.0
Increase in borrowings in connection with the merger	$ 50.0
Second-out term loan facility
Debt Instrument [Line Items]
Exit Credit Facility								$ 410.0	$ 410.0
Increase in borrowings in connection with the merger	$ 20.0
Second-out term loan facility | Class C Common Stock
Debt Instrument [Line Items]
Cash redemption price per share	$ 131.51
Incremental debt per share	$ 5.208